Share Based Payments - Options	3 Months Ended
Mar. 31, 2016
Share Based Payments - Options/ Stock Option [Abstract]
SHARE BASED PAYMENTS - OPTIONS

NOTE 3 – SHARE BASED PAYMENTS – OPTIONS

We use the fair value method to account for stock based compensation. We recorded $79,459 and $53,841 in compensation expense in the periods ended March 31, 2016 and 2015, respectively, related to options issued under our stock-based incentive compensation plan. This includes expense related to options issued in prior years for which the requisite service period for those options includes the current year as well as options issued in the current year. The fair value of these instruments was calculated using the Black-Scholes option pricing model. Information related to the assumptions used in this model is set forth in our Annual Report on Form 10-K for the fiscal year ended December 31, 2015.